CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 11, 2024	Mar. 14, 2024	Dec. 31, 2023	Jun. 09, 2023	May 25, 2023	Dec. 31, 2022	Nov. 25, 2021
Preferred stock, par value (In dollars per share)	$ 0.0001			$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000			1,000,000
Preferred stock, shares issued	0			0			0
Preferred stock, shares outstanding	0			0			0
Common stock, par value (In dollars per share)		$ 0.0001
Class A common stock
Common stock, par value (In dollars per share)	$ 0.0001			$ 0.0001			$ 0.0001
Common stock, shares authorized	200,000,000			200,000,000			200,000,000
Common stock, shares issued	5,363,113			8,350,065		27,200,000	23,000,000
Common stock, shares outstanding	5,363,113			8,350,065		27,200,000	23,000,000
Class A common stock subject to redemption
Common stock subject to possible redemption, shares authorized	200,000,000			200,000,000			200,000,000
Common stock subject to possible redemption, shares issued	1,163,113		1,163,113	4,150,065	4,150,065		23,000,000
Common stock subject to possible redemption, shares outstanding	1,163,113		1,163,113	4,150,065	4,150,065	23,000,000	23,000,000
Class A common stock not subject to redemption
Common stock, shares issued	4,200,000			4,200,000			0
Common stock, shares outstanding	4,200,000			4,200,000		4,200,000	0
Class B common stock
Common stock, par value (In dollars per share)	$ 0.0001			$ 0.0001			$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000			20,000,000
Common stock, shares issued	1,550,000			1,550,000		1,550,000	5,750,000
Common stock, shares outstanding	1,550,000			1,550,000		1,550,000	5,750,000	5,750,000